PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 523,140	¥ 558,024
Current liabilities	(667,385)	(641,280)
Non-current assets	1,425,500	1,331,231
Non-current liabilities	(345,017)	(332,901)
Net assets attributable to owners of the Company	784,706	774,182
Net assets attributable to non-controlling interests	151,532	140,892
Marketing Company [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	190,697	159,599
Current liabilities	(212,593)	(193,315)
Net current (liabilities)/assets	(21,896)	(33,716)
Non-current assets	326,095	326,437
Non-current liabilities	(57,215)	(59,604)
Net non-current assets/ (liabilities)	268,880	266,833
Net assets	246,984	233,117
Net assets attributable to owners of the Company	166,974	157,557
Net assets attributable to non-controlling interests	80,010	75,560
SIPL
Disclosure of summarized consolidated balance sheet [line items]
Current assets	25,677	22,759
Current liabilities	(9,468)	(1,430)
Net current (liabilities)/assets	16,209	21,329
Non-current assets	12,869	8,954
Non-current liabilities	(11,892)	(17,823)
Net non-current assets/ (liabilities)	977	(8,869)
Net assets	17,186	12,460
Net assets attributable to owners of the Company	10,121	6,341
Net assets attributable to non-controlling interests	7,065	6,119
Shanghai Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	15,766	20,932
Current liabilities	(13,998)	(15,796)
Net current (liabilities)/assets	1,768	5,136
Non-current assets	25,370	25,988
Non-current liabilities	(783)	(747)
Net non-current assets/ (liabilities)	24,587	25,241
Net assets	26,355	30,377
Net assets attributable to owners of the Company	13,229	15,254
Net assets attributable to non-controlling interests	13,126	15,123
Fujian Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,901	1,464
Current liabilities	(169)	(142)
Net current (liabilities)/assets	1,732	1,322
Non-current assets	10,215	13,208
Non-current liabilities	(707)	(700)
Net non-current assets/ (liabilities)	9,508	12,508
Net assets	11,240	13,830
Net assets attributable to owners of the Company	5,620	6,915
Net assets attributable to non-controlling interests	5,620	6,915
Sinopec Kantons [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	5,436	4,761
Current liabilities	(209)	(196)
Net current (liabilities)/assets	5,227	4,565
Non-current assets	7,902	8,195
Non-current liabilities	(232)	(170)
Net non-current assets/ (liabilities)	7,670	8,025
Net assets	12,897	12,590
Net assets attributable to owners of the Company	7,764	7,579
Net assets attributable to non-controlling interests	5,133	5,011
Gaoqiao Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	23,991	16,253
Current liabilities	(10,162)	(8,668)
Net current (liabilities)/assets	13,829	7,585
Non-current assets	15,602	21,308
Non-current liabilities	(5,385)	(10,679)
Net non-current assets/ (liabilities)	10,217	10,629
Net assets	24,046	18,214
Net assets attributable to owners of the Company	13,225	10,018
Net assets attributable to non-controlling interests	10,821	8,196
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized consolidated balance sheet [line items]
Current assets	5,781	6,791
Current liabilities	(8,488)	(8,122)
Net current (liabilities)/assets	(2,707)	(1,331)
Non-current assets	20,251	20,650
Non-current liabilities	(7,806)	(7,512)
Net non-current assets/ (liabilities)	12,445	13,138
Net assets	9,738	11,807
Net assets attributable to owners of the Company	5,745	6,966
Net assets attributable to non-controlling interests	¥ 3,993	¥ 4,841